Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
CASH AND CASH EQUIVALENTS
Cash equivalents	18,105	87,265	478,541
Cash	233,837	56,956	38,144
Cash and cash equivalents	251,942	144,221	516,685
Cash equivalents mainly include term deposits with short-term maturities (measured at amortized cost) and highly liquid investments in mutual funds and structured notes (measured at fair value through profit or loss) denominated in euros and U.S. dollars.
As of December 31, 2023, 2024 and 2025, in addition to the Group’s bank accounts, cash includes notice accounts amounting to
€231,562 thousand, €44,239 thousand and €5,744 thousand respectively. These funds are available on demand within 24 hours and without penalty.
The increase in cash and cash equivalents over the year ended December 31, 2025 is mainly explained by the proceeds from the
Offering completed on July 28, 2025 (see Note 3.3 - Completion of a public offering – July 2025).
As of December 31, 2023, 2024 and 2025, the impact of the revaluation of cash and cash equivalents held in U.S. dollars by the
Company into the its functional currency (euro) is a net financial expense of €3,196 thousand, a net financial income of
€2,035 thousand and a net financial expense of €8,639 thousand respectively.